Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000216360 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Vaughan Nelson Emerging Markets Fund (Investor Class/ADVKX)
Accumulated Value	$ 100,000		$ 108,029	$ 126,900	$ 107,343	$ 107,588	$ 105,513	$ 137,119	$ 112,299	$ 123,622	$ 137,966	$ 195,473
C000078165 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Vaughan Nelson Emerging Markets Fund (Institutional Class/ADVMX)
Accumulated Value	100,000		108,298	127,533	108,149	108,667	106,924	139,204	114,342	126,169	141,146	200,483
C000135917 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Vaughan Nelson International Fund (Institutional Class/ADVLX)
Accumulated Value	100,000		104,469	127,937	124,148	131,248	134,020	185,466	124,866	120,661	144,437	211,310
C000216361 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Vaughan Nelson International Fund (Investor Class/ADVJX)
Accumulated Value	100,000		104,210	127,303	123,226	129,948	132,384	182,693	122,630	118,207	141,183	205,951
MSCI Emerging Markets Index Net USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index Net (USD)
Accumulated Value	100,000		109,266	138,168	120,875	135,206	146,361	171,185	118,072	130,825	163,941	209,706
MSCI ACWI ex USA Net USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Net (USD)
Accumulated Value	100,000		100,223	123,915	113,700	126,513	123,208	159,754	120,253	134,766	167,561	209,332
MSCI Emerging Markets SMID Cap Net USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets SMID Cap Net (USD)
Accumulated Value	100,000		105,309	126,243	107,924	119,160	118,223	162,157	122,990	139,627	170,401	205,525
MSCI EAFE SMALL CAP Net USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE SMALL CAP Net (USD)
Accumulated Value	$ 100,000		$ 102,979	$ 131,310	$ 121,052	$ 131,725	$ 129,928	$ 176,405	$ 122,985	$ 130,947	$ 161,019	$ 200,472